Jesse D. Hallee
Vice President & Senior Counsel
State Street
100 Huntington Avenue, CPH 0326
Boston, MA 02116
617-662-4026
617-662-3805 (fax)
jdhallee@statestreet.com

November 14, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Babson Capital Funds Trust (the “Registrant”)

    File Nos. 333-188840/811-22845

Dear Sir/Madam:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosures for the above-referenced Registrant as it pertains to its prospectus for Class A and Class C Shares and its prospectus for Class Y and Class I Shares of Babson Global Floating Rate Fund and Babson Global Credit Income Opportunities Fund. The attached XBRL-coded prospectus disclosures are based on the disclosures found in the final form of the prospectus for Class A and Class C Shares and the prospectus for Class Y and Class I Shares of Babson Global Floating Rate Fund and Babson Global Credit Income Opportunities Fund, each dated November 1, 2014, as filed with the Securities and Exchange Commission on October 31, 2014 pursuant to Rule 497(c).

Please direct any comments or questions on this filing to the undersigned at (617) 662-4026.

Sincerely,

/s/ Jesse D. Hallee
Jesse D. Hallee
Vice President and Senior Counsel